Segment Reporting (Details)	12 Months Ended
	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Segment Reporting [Abstract]
Other income	$ 147,223	$ 90,900	$ 10,264
Interest expense	56,211	44,144	42,034
Totaled income (expenses)	$ 91,012	$ 46,756	$ (31,770)
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
CODM, description	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Officer